GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.91%
	Alternative Funds - 1.48%
168,699	SPDR Gold MiniShares Trust (a)	$6,425,745
	Domestic Equity Funds - 23.86%
219,813	American Funds - Mutual Fund - Class F3	10,909,333
209,527	American Funds - Washington Mutual Investors Fund - Class F3	11,341,699
149,772	iShares Core S&P Small-Cap ETF	14,924,780
186,515	iShares Edge MSCI Min Vol USA ETF	13,863,660
100,515	Vanguard High Dividend Yield ETF (b)	10,661,626
58,047	Vanguard S&P 500 ETF (b)	23,641,382
127,461	Vanguard Value ETF	18,112,208
		103,454,688
	Domestic Fixed Income Funds - 45.17%
1,172,375	American Funds - High-Income Trust - Class F3	10,727,229
1,886,840	American Funds - Multi-Sector Income Fund - Class F3	17,038,162
1,466,045	American Funds - The Bond Fund of America - Class F3	16,624,948
119,592	iShares 7-10 Year Treasury Bond ETF (b)	11,552,587
259,627	iShares Broad USD High Yield Corporate Bond ETF	9,164,833
104,655	iShares Broad USD Investment Grade Corporate Bond ETF	5,242,169
168,979	iShares Core U.S. Aggregate Bond ETF	16,551,493
26,722	iShares iBoxx High Yield Corporate Bond ETF (b)	2,006,021
50,779	iShares Long-Term Corporate Bond ETF	2,617,657
48,021	iShares TIPS Bond ETF (b)	5,168,020
39,837	SPDR Portfolio Short Term Treasury ETF	1,146,907
7,006,302	Vanguard High-Yield Corporate Fund - Admiral Shares	36,572,897
63,219	Vanguard Intermediate-Term Corporate Bond ETF	4,996,198
191,014	Vanguard Long-Term Treasury ETF (b)	12,135,119
125,327	Vanguard Mortgage-Backed Securities ETF	5,763,789
21,989	Vanguard Short-Term Corporate Bond ETF (b)	1,663,688
17,286	Vanguard Total Bond Market ETF	1,256,519
708,361	WisdomTree Floating Rate Treasury Fund (b)	35,644,725
		195,872,961
	Hybrid Funds - 18.35%
317,449	American Funds - Capital Income Builder - Class F3	20,408,827
896,889	American Funds - The Income Fund of America - Class F3	20,413,198
317,567	iShares Core Aggressive Allocation ETF	21,067,395
343,340	iShares Core Growth Allocation ETF (b)	17,664,843
		79,554,263
	International Equity Funds - 7.84%
121,511	iShares Core MSCI Emerging Markets ETF (b)	5,989,277
57,960	iShares Core MSCI Europe ETF	3,050,435
50,101	iShares MSCI EAFE Min Vol Factor ETF	3,381,818
92,069	iShares MSCI Switzerland ETF	4,254,508
50,910	JPMorgan Beta Builders Canada ETF	3,118,747
306,935	Vanguard FTSE Developed Markets ETF	14,174,258
		33,969,043
	International Fixed Income Funds - 1.16%
26,542	iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	2,296,945
47,719	SPDR Bloomberg Barclays International Treasury Bond ETF	1,076,063
34,188	Vanguard Total International Bond ETF (b)	1,671,109
		5,044,117
	Real Estate Funds - 1.05%
26,896	Vanguard Global ex-U.S. Real Estate ETF	1,080,950
41,351	Vanguard Real Estate ETF (b)	3,455,290
		4,536,240
	Total Investment Companies (Cost $398,326,919)	428,857,057

	SHORT TERM INVESTMENTS - 1.03%
	Money Market Funds- 1.03%
4,455,174	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (c)	4,455,174
	Total Short Term Investments (Cost $4,455,174)	4,455,174
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 10.48%
45,458,407	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (c)	45,458,407
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $45,458,407)	45,458,407

	Total Investments (Cost $448,240,500) - 110.42%	478,770,638
	Liabilities in Excess of Other Assets - (10.42)%	(45,167,077)
	TOTAL NET ASSETS - 100.00%	$433,603,561

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30 2023.